Cover Page	Feb. 25, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 25, 2021
Entity File Number	001-34581
Entity Registrant Name	Kraton Corp
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-0411521
Entity Address, Address Line One	15710 John F. Kennedy Blvd.
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77032
City Area Code	281
Local Phone Number	504-4700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, par value $0.01
Trading Symbol	KRA
Security Exchange Name	NYSE
Entity Central Index Key	0001321646
Amendment Flag	false